INVENTORIES, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
INVENTORIES, NET
Raw materials	¥ 49,395		¥ 97,266
Work in process	75,389		130,536
Finished goods	477,904		794,121
Inventories, net	¥ 602,688	$ 84,887	¥ 1,021,923